Offsetting of Financial Assets and Financial Liabilities (Information of Offsetting of Financial Assets and Financial Liabilities) (Parenthetical) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2022	Mar. 31, 2021
Offsetting Financial Assets And Financial Liabilities [Line Items]
Receivables under resale agreement subject to enforceable master netting arrangements	¥ 11,537	¥ 10,551
Payables under repurchase agreement subject to enforceable master netting arrangements	19,505	18,321
Receivables under securities transaction borrowing subject to master netting arrangement	2,339	2,694
Payables under securities transaction lending subject to master netting arragement	1,172	958
Subject To Enforceable Master Netting Arragement [Member]
Offsetting Financial Assets And Financial Liabilities [Line Items]
Derivative assets subject to enforceable master netting arrangements	9,326	8,168
Derivative liabilities subject to enforceable master netting arrangements	¥ 9,235	¥ 7,652